CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest and fees on loans
Taxable	$ 26,300	$ 25,945	$ 52,165	$ 51,295
Tax exempt	122	19	243	38
Interest and dividends on securities
Taxable	3,361	4,113	7,418	8,341
Tax exempt	687	708	1,376	1,353
Interest on short-term investments	78	27	96	41
Total interest income	30,548	30,812	61,298	61,068
Interest on deposits	7,093	6,933	13,778	13,448
Interest on borrowings
Short-term	147	188	318	437
Long-term	363	539	723	1,070
Total interest expense	7,603	7,660	14,819	14,955
NET INTEREST INCOME	22,945	23,152	46,479	46,113
Provision for loan losses	2,900	5,750	8,500	11,276
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,045	17,402	37,979	34,837
NONINTEREST INCOME
Wealth advisory fees	929	833	1,747	1,625
Investment brokerage fees	621	471	1,352	1,016
Service charges on deposit accounts	1,939	2,202	3,902	4,060
Loan, insurance and service fees	1,260	1,074	2,336	1,994
Merchant card fee income	288	303	522	583
Other income	646	483	1,018	1,015
Mortgage banking income	203	74	154	165
Net securities gains (losses)	32	0	166	0
Other than temporary impairment on available-for-sale securities:
Total impairment losses recognized on securities	0	(81)	(121)	(252)
Loss recognized in other comprehensive income	0	0	0	0
Net impairment loss recognized in earnings	0	0	(121)	(252)
Total noninterest income	5,918	5,359	10,744	10,206
NONINTEREST EXPENSE
Salaries and employee benefits	8,018	7,559	16,191	15,070
Occupancy expense	752	699	1,627	1,488
Equipment costs	510	522	1,064	1,051
Data processing fees and supplies	979	960	2,091	1,926
Credit card interchange	0	49	2	113
Other expense	3,714	3,636	7,166	6,825
Total noninterest expense	13,973	13,425	28,141	26,473
INCOME BEFORE INCOME TAX EXPENSE	11,990	9,336	20,582	18,570
Income tax expense	4,001	3,117	6,628	6,330
NET INCOME	7,989	6,219	13,954	12,240
Dividends and accretion of discount on preferred stock	0	2,382	0	3,187
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 7,989	$ 3,837	$ 13,954	$ 9,053
BASIC WEIGHTED AVERAGE COMMON SHARES	16,201,311	16,114,408	16,198,348	16,103,080
BASIC EARNINGS PER COMMON SHARE	$ 0.49	$ 0.24	$ 0.86	$ 0.56
DILUTED WEIGHTED AVERAGE COMMON SHARES	16,300,229	16,212,460	16,296,684	16,195,254
DILUTED EARNINGS PER COMMON SHARE	$ 0.49	$ 0.24	$ 0.86	$ 0.56